CONVERTIBLE NOTES - Disclosure of detailed information about convertible notes (Details)	1 Months Ended	12 Months Ended
	Aug. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)
Convertible Notes [Line Items]
Balance		$ 721,000
Interest payments	$ (13,012)
Balance			$ 500,000	$ 721,000
Convertible Notes [Member]
Convertible Notes [Line Items]
Balance		721,000
Cash received				973,000
Transaction costs				(11,000)
Derivative liability				(343,000)
Fair value of convertible debt component at date of issue				619,000
Settlement of convertible notes		(522,000)
Interest payments		(57,000)
Interest expense and accretion		260,000		102,000
Balance		$ 402,000		$ 721,000